REICH & TANG ASSET MANAGEMENT L.P.
                                600 Fifth Avenue
                            New York, NY 10020-2302




March 11, 1996




VIA EDGAR TRANSMISSION



Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Daily Tax Free Income Fund, Inc.
         Registration Statement No. 2-78513
         File No. 811-3522

Dear Sir or Madam:

As sponsor of the above-referenced Fund, we are writing this letter to certify that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

(2)      the  text  of  the  most  recent  Registration   Statement  was  filed
         electronically with the Securities and Exchange Commission on February 28, 1996 and became effective on March 1, 1996 pursuant to Rule 485(b).


Daily Tax Free Income Fund, Inc.




REICH & TANG ASSET MANAGEMENT L.P.



BY:
         Bernadette N. Finn
         Authorized Signatory